FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Assets at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and December 31, 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment companies:
Aggressive Bonds	$4,271,005	$—	$—	$4,271,005
Intermediate/Long-term Bonds	7,887,004	—	—	7,887,004
Large-Cap Stocks	55,010,596	—	—	55,010,596
Small/Mid-Cap Stocks	20,580,235	—	—	20,580,235
International Stocks	7,136,945	—	—	7,136,945
Multi-Asset/Other	42,171,232	—	—	42,171,232
Personal Choice Retirement Account	509,668	—	—	509,668
InterDigital Stock Fund	—	9,746,855	—	9,746,855
Total assets in the fair value hierarchy	137,566,685	9,746,855	—	147,313,540

Investments measured at NAV:
Stable Pooled Fund				7,168,489
Investments at fair value	$137,566,685	$9,746,855	$—	$154,482,029

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment companies:
Aggressive Bonds	$2,373,979	$—	$—	$2,373,979
Intermediate/Long-term Bonds	7,962,781	—	—	7,962,781
Large-Cap Stocks	52,029,326	—	—	52,029,326
Small/Mid-Cap Stocks	20,793,649	—	—	20,793,649
International Stocks	6,118,710	—	—	6,118,710
Multi-Asset/Other	34,281,497	—	—	34,281,497
Personal Choice Retirement Account	101,623	—	—	101,623
InterDigital Stock Fund	—	6,387,369	—	6,387,369
Total assets in the fair value hierarchy	123,661,565	6,387,369	—	130,048,934

Investments measured at NAV:
Stable Pooled Fund				7,685,383
Investments at fair value	$123,661,565	$6,387,369	$—	$137,734,317
The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and December 31, 2024, respectively:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Stable Pooled Fund	$7,168,489	n/a	Daily	90 days

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Stable Pooled Fund	$7,685,383	n/a	Daily	90 days